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                                                                JOHN M. RICHARDS
                                                                SENIOR COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                                                                   March 6, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: General American Separate Account Twenty-Eight
         File No. 811-07248

Commissioners:

Annual Reports dated December 31, 2008 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the General American Separate Account Twenty-Eight of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                        Sincerely,


                                        /s/ John M. Richards
                                        -----------------------------------
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company